First Quarter Report
November 30, 2022 (Unaudited)
Columbia Integrated Small Cap Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Integrated Small Cap Growth Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 1.4%
Interactive Media & Services 0.8%
Shutterstock, Inc.	8,132	437,664
Media 0.6%
TechTarget, Inc.(a)	7,535	344,048
Total Communication Services		781,712
Consumer Discretionary 10.1%
Auto Components 1.8%
Gentherm, Inc.(a)	7,632	546,375
Patrick Industries, Inc.	8,838	494,309
Total		1,040,684
Distributors 0.4%
Funko, Inc., Class A(a)	28,052	266,494
Diversified Consumer Services 0.6%
2U, Inc.(a)	40,471	324,982
Hotels, Restaurants & Leisure 2.3%
Century Casinos, Inc.(a)	53,948	402,992
Everi Holdings, Inc.(a)	26,235	438,649
Shake Shack, Inc., Class A(a)	9,623	506,170
Total		1,347,811
Household Durables 2.7%
Cavco Industries, Inc.(a)	2,243	515,060
Skyline Champion Corp.(a)	9,479	492,814
Sonos, Inc.(a)	32,406	568,077
Total		1,575,951
Leisure Products 0.8%
YETI Holdings, Inc.(a)	10,306	462,636
Specialty Retail 0.4%
Container Store Group, Inc. (The)(a)	47,692	226,537
Textiles, Apparel & Luxury Goods 1.1%
Crocs, Inc.(a)	6,143	620,443
Total Consumer Discretionary		5,865,538
Consumer Staples 3.5%
Beverages 1.2%
Primo Water Corp.	44,039	689,210
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 1.3%
Sprouts Farmers Market, Inc.(a)	22,653	777,678
Household Products 1.0%
Central Garden & Pet Co., Class A(a)	14,411	563,038
Total Consumer Staples		2,029,926
Energy 7.8%
Energy Equipment & Services 3.3%
ChampionX Corp.	26,113	805,325
NexTier Oilfield Solutions, Inc.(a)	26,842	273,520
Oceaneering International, Inc.(a)	55,770	847,146
Total		1,925,991
Oil, Gas & Consumable Fuels 4.5%
Golar LNG Ltd.(a)	13,686	343,108
Magnolia Oil & Gas Corp., Class A	21,683	565,493
Riley Exploration Permian, Inc.	19,544	635,375
SandRidge Energy, Inc.(a)	36,113	736,705
Talos Energy, Inc.(a)	15,844	311,335
Total		2,592,016
Total Energy		4,518,007
Financials 5.8%
Banks 1.0%
OFG Bancorp	19,764	572,563
Capital Markets 0.8%
Hamilton Lane, Inc., Class A	6,505	480,589
Consumer Finance 0.6%
LendingTree, Inc.(a)	13,970	334,582
Insurance 2.4%
AMERISAFE, Inc.	9,567	567,993
Kinsale Capital Group, Inc.	2,636	812,441
Total		1,380,434
Thrifts & Mortgage Finance 1.0%
Essent Group Ltd.	14,678	588,441
Total Financials		3,356,609
2	Columbia Integrated Small Cap Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Integrated Small Cap Growth Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 21.7%
Biotechnology 8.9%
ACADIA Pharmaceuticals, Inc.(a)	23,245	362,157
Amicus Therapeutics, Inc.(a)	50,209	607,529
AnaptysBio, Inc.(a)	10,904	301,278
Avid Bioservices, Inc.(a)	30,446	476,784
CareDx, Inc.(a)	23,622	305,905
Coherus Biosciences, Inc.(a)	43,682	299,659
Halozyme Therapeutics, Inc.(a)	11,923	682,711
Prothena Corp., PLC(a)	6,813	425,881
PTC Therapeutics, Inc.(a)	11,766	488,171
Sangamo Therapeutics, Inc.(a)	60,119	220,036
Vericel Corp.(a)	15,976	364,732
Xencor, Inc.(a)	21,666	643,913
Total		5,178,756
Health Care Equipment & Supplies 7.5%
Angiodynamics, Inc.(a)	28,278	366,200
AxoGen, Inc.(a)	48,317	529,071
Cardiovascular Systems, Inc.(a)	25,920	363,139
Cerus Corp.(a)	101,624	406,496
Inogen, Inc.(a)	14,511	323,886
Inspire Medical Systems, Inc.(a)	2,894	699,104
iRhythm Technologies, Inc.(a)	4,864	530,419
Merit Medical Systems, Inc.(a)	10,881	783,432
Omnicell, Inc.(a)	6,369	328,704
Total		4,330,451
Health Care Providers & Services 1.9%
Option Care Health, Inc.(a)	23,457	706,290
PetIQ, Inc.(a)	32,564	386,535
Total		1,092,825
Health Care Technology 2.0%
Evolent Health, Inc., Class A(a)	18,374	528,987
Health Catalyst, Inc.(a)	29,416	308,280
Schrodinger, Inc.(a)	16,597	298,746
Total		1,136,013
Life Sciences Tools & Services 0.6%
BioLife Solutions, Inc.(a)	16,214	343,250
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.8%
Collegium Pharmaceutical, Inc.(a)	22,331	488,379
Total Health Care		12,569,674
Industrials 18.3%
Aerospace & Defense 0.9%
Kratos Defense & Security Solutions, Inc.(a)	51,606	491,289
Air Freight & Logistics 0.9%
HUB Group, Inc., Class A(a)	5,780	486,387
Building Products 0.7%
Resideo Technologies, Inc.(a)	26,305	426,141
Construction & Engineering 2.9%
EMCOR Group, Inc.	6,019	932,343
NV5 Global, Inc.(a)	5,296	765,325
Total		1,697,668
Electrical Equipment 1.8%
Energy Vault Holdings, Inc.(a)	59,339	221,928
TPI Composites, Inc.(a)	38,243	461,975
Vicor Corp.(a)	6,634	358,170
Total		1,042,073
Machinery 6.1%
Evoqua Water Technologies Corp.(a)	18,916	822,657
Helios Technologies, Inc.	5,927	312,590
Hillenbrand, Inc.	13,657	682,850
Mueller Industries, Inc.	6,725	462,478
Mueller Water Products, Inc., Class A	42,073	490,571
Proto Labs, Inc.(a)	10,639	282,146
Tennant Co.	7,673	487,466
Total		3,540,758
Professional Services 1.6%
ICF International, Inc.	5,405	585,740
Upwork, Inc.(a)	27,790	340,428
Total		926,168
Road & Rail 1.2%
Marten Transport Ltd.	33,344	710,561

Columbia Integrated Small Cap Growth Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Integrated Small Cap Growth Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 2.2%
Applied Industrial Technologies, Inc.	4,993	661,522
NOW, Inc.(a)	50,212	626,646
Total		1,288,168
Total Industrials		10,609,213
Information Technology 21.0%
Communications Equipment 1.4%
Cambium Networks Corp.(a)	15,966	339,916
Viavi Solutions, Inc.(a)	43,415	491,892
Total		831,808
Electronic Equipment, Instruments & Components 2.5%
Advanced Energy Industries, Inc.	8,248	764,095
Arlo Technologies, Inc.(a)	64,790	247,498
nLight, Inc.(a)	38,049	413,212
Total		1,424,805
IT Services 1.2%
ExlService Holdings, Inc.(a)	3,684	689,645
Semiconductors & Semiconductor Equipment 6.3%
Ambarella, Inc.(a)	7,368	546,705
Amkor Technology, Inc.	17,695	495,814
Formfactor, Inc.(a)	16,511	380,909
Impinj, Inc.(a)	6,121	780,733
Photronics, Inc.(a)	30,071	565,335
Power Integrations, Inc.	7,958	640,460
Semtech Corp.(a)	7,735	237,774
Total		3,647,730
Software 9.6%
A10 Networks, Inc.	37,383	699,436
Alarm.com Holdings, Inc.(a)	8,085	403,441
Alteryx, Inc., Class A(a)	9,165	411,050
Box, Inc., Class A(a)	19,166	526,107
CommVault Systems, Inc.(a)	8,628	569,448
LiveRamp Holdings, Inc.(a)	22,002	483,164
Mitek Systems, Inc.(a)	34,635	354,316
SPS Commerce, Inc.(a)	4,457	634,053
Tenable Holdings, Inc.(a)	14,927	569,913
Common Stocks (continued)
Issuer	Shares	Value ($)
Varonis Systems, Inc.(a)	16,160	343,238
Workiva, Inc., Class A(a)	6,636	534,596
Total		5,528,762
Total Information Technology		12,122,750
Materials 5.6%
Chemicals 1.0%
Ingevity Corp.(a)	7,235	566,284
Construction Materials 1.4%
Summit Materials, Inc., Class A(a)	26,472	801,837
Containers & Packaging 0.4%
Ranpak Holdings Corp.(a)	46,240	250,158
Metals & Mining 2.8%
Commercial Metals Co.	12,068	593,987
Materion Corp.	6,736	542,652
MP Materials Corp.(a)	14,760	490,770
Total		1,627,409
Total Materials		3,245,688
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
EastGroup Properties, Inc.	3,116	483,728
SITE Centers Corp.	34,009	462,182
STAG Industrial, Inc.	15,300	503,523
Total		1,449,433
Total Real Estate		1,449,433
Utilities 0.8%
Independent Power and Renewable Electricity Producers 0.8%
Montauk Renewables, Inc.(a)	36,098	435,703
Total Utilities		435,703
Total Common Stocks (Cost $53,388,632)		56,984,253

4	Columbia Integrated Small Cap Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Integrated Small Cap Growth Fund, November 30, 2022 (Unaudited)
Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(b),(c)	299,290	299,170
Total Money Market Funds (Cost $299,108)		299,170
Total Investments in Securities (Cost: $53,687,740)		57,283,423
Other Assets & Liabilities, Net		569,155
Net Assets		57,852,578
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	772,168	2,623,186	(3,096,156)	(28)	299,170	150	4,718	299,290
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Integrated Small Cap Growth Fund | First Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT318_08_N01_(01/23)